CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Installment Loans, fair value	¥ 38,671	¥ 17,260
Investment in securities, measured at fair value	27,367	37,631
Other assets, measured at fair value	12,449	15,008
Policy liabilities and Policy Account Balances	¥ 360,198	¥ 444,010
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,324,629,128	1,324,495,728
Treasury stock, shares	44,667,776	44,494,856
Officer's Compensation Board Incentive Plan
Treasury stock, shares	1,823,993	1,651,443